Financial Instruments	3 Months Ended
Jun. 30, 2024
Receivables [Abstract]
Financial Instruments
5 - Financial Instruments
Loans and Other Receivables
Loans and other receivables carried at amortized cost is as follows:

	As of
(in millions)	June 30, 2024	March 31, 2024
Loans and other receivables carried at amortized cost
Loans receivable	$26	$26
Other receivables	8	12
Allowance for current expected credit losses	(19)	(19)
Loans and other receivables carried at amortized cost, net	$15	$19
The allowance for current expected credit losses reflects the Company’s best estimate of expected credit losses of the receivables portfolio determined on the basis of historical experience, current information, and forecasts of future economic conditions.
Loans receivable
As of June 30, 2024 and March 31, 2024, the Company had a loan receivable of $16.3 million and $16.2 million, respectively, from Arduino SA (“Arduino”), a related party, that remained fully impaired for the periods presented.
As of June 30, 2024 and March 31, 2024, the Company had a four-year loan of $3.2 million and $3.1 million, respectively, issued to Cerfe Labs, Inc, a related party, that remained fully impaired for the periods presented.
The remaining balance of loans receivables as of June 30, 2024 and March 31, 2024 comprised two five-year loans totaling $7.0 million and $6.9 million, respectively, issued to Allia Limited.
Other receivables
As of June 30, 2024 and March 31, 2024, balances included in other receivables pertain to lease deposits and other receivables.
Convertible Loans Receivable
In December 2021, the Company acquired a $29.0 million principal balance convertible loan in Ampere. The Company elected the fair value option to measure this convertible loan receivable for which changes in fair value are recorded in other non-operating income (loss), net in the Condensed Consolidated Income Statements. For the three months ended June 30, 2024 and 2023, the Company recognized gains on this convertible loan receivable of $1.0 million and $0.4 million, respectively.